LEASES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Right of use assets	$ 43,183	$ 36,627	$ 50,617
Cost of sales [member]
Statement [Line Items]
Right of use assets	35,005	28,082	40,539
Distribution cost [Member]
Statement [Line Items]
Right of use assets	1,068	1,184	2,975
Administrative expenses [member]
Statement [Line Items]
Right of use assets	$ 7,110	$ 7,361	$ 7,103